Reconciliation of tax expense and accounting profit multiplied by tax rate (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Loss for the year	$ (16,337)	₨ (1,194,878)	₨ (840,195)	₨ (1,193,595)
Total income tax expense	$ 876	64,096	69,805	47,837
Loss before income taxes		(1,130,782)	(770,390)	(1,145,758)
Expected tax expense at statutory income tax rate		(1)	(37,172)	(631,000)
Non-deductible expenses		2,307	(118,005)	(32,884)
Utilization of previously unrecognised tax losses		(1,181)		(10,463)
Current year losses for which no deferred tax asset was recognized		159,102	167,129	638,730
Recognition of previously unrecognised tax losses			17,696
Reversal of deferred tax assets recognised in earlier years		77,636
Change in unrecognised temporary differences		17,297	27,000	82,109
Effect of change in tax rate			10,339	1,949
Others		₨ 2,697	₨ 2,818	₨ (604)